Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies.
Commitments and Contingencies

Note 9. Commitments and Contingencies

Contractual Obligations

The Company has commitments of approximately $205,000 as of September 30, 2023 over the next five years for several licensing agreements with partners and universities. Additionally, the Company has collaboration and license agreements, which upon clinical or commercialization success, may require the payment of milestones of up to approximately $13.2 million, royalties on net sales of covered products ranging from 2% to 3% sub-license Investigational New Drug (“IND”) milestones on covered products of up to approximately $200,000, sub-license income royalties on covered products up to 15% and sub-license global net sales royalties on covered products ranging from 1.5% to 2.5%, if and when achieved. However, there can be no assurance that clinical or commercialization success will occur.

The Company currently leases approximately 6,200 square feet of office space at 29 Emmons Drive, Suite B-10 in Princeton, New Jersey. This office space currently serves as the Company’s corporate headquarters, and both of the Company’s business segments (Specialized BioTherapeutics and Public Health Solutions), operate from this space. Pursuant to an amendment on June 21, 2022, the lease has been extended to October 2025. The current rent of $11,108 per month will be maintained until November 2023 when it will be increased to $11,367 and then will increase to $11,625 in November 2024 where it will remain until expiration.

In September 2014, the Company entered into an asset purchase agreement with Hy Biopharma Inc. (“Hy Biopharma”) pursuant to which the Company acquired certain intangible assets, properties and rights of Hy Biopharma related to the development of Hy BioPharma’s synthetic hypericin product. As consideration for the assets acquired, the Company paid $275,000 in cash and issued 12,328 shares of common stock with a fair value based on the Company’s stock price on the date of grant of $3.75 million. These amounts were charged to research and development expense during the third quarter of 2014 as the assets will be used in the Company’s research and development activities and do not have alternative future use pursuant to generally accepted accounting principles in the U.S. In March 2020, the Company issued 130,413 shares of common stock to Hy Biopharma as payment for achieving a milestone: the Company determining the Phase 3 clinical trial of HyBryte™ to be successful in the treatment of CTCL. The number of shares of common stock issued to Hy Biopharma was calculated using an effective price of $38.40 per share, based upon a formula set forth in the purchase agreement.

Provided the sole remaining future success-oriented milestone of FDA approval is attained, the Company will be required to make an additional payment of $5 million, if and when achieved. Such payment will be payable in restricted securities of the Company provided such number of shares does not exceed 19.9% ownership of the Company’s outstanding stock. As of September 30, 2023, no other milestone or royalty payments have been paid or accrued.

As a result of the above agreements, the Company has the following contractual obligations:

	Research and	Property and
Year	Development	Other Leases	Total
October 1 through December 31, 2023	$21,000	$33,841	$54,841
2024	46,000	136,917	182,917
2025	46,000	116,250	162,250
2026	46,000	—	46,000
2027	46,000	—	46,000
Total	$205,000	$287,008	$492,008

Contingencies

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. A liability is only recorded if management determines that it is both probable and reasonably estimable.

CARES Act Employee Retention Credit

The Coronavirus Aid, Relief, and Economic Security Act provides for an employee retention credit (“CARES ERC”), which is a refundable tax credit equal to 70% of qualified wages paid to employees during a quarter, capped at $10,000 of qualified wages per employee.

The Company qualified for the CARES ERC for qualified wages through September 30, 2021. The Company has submitted filings for refunds of the CARES ERC but cannot reasonably estimate when or if it will receive any or all of the requested refunds. The Company has elected to follow subtopic 450-30 of the FASB Accounting Standards Codification and to account for the CARES ERC only when all uncertainties regarding realization have been resolved. Subsequent to September 30, 2023 and as of the date of this Quarterly Report on Form 10-Q, the Company has received a refund of $120,771. The refund was recorded as other income during the three and nine months ended September 30, 2023 on the accompanying condensed consolidated statements of operations.

COVID-19

Based on the current outbreak of SARS-CoV-2, the pathogen responsible for COVID-19, which has already had an impact on financial markets, there could be additional repercussions to the Company’s operating business, including but not limited to, the sourcing of materials for product candidates, manufacture of supplies for preclinical and/or clinical studies, delays in clinical operations, which may include the availability or the continued availability of patients for trials due to such things as quarantines, conduct of patient monitoring and clinical trial data retrieval at investigational study sites.

COVID-19 affected the Company’s operations but did not have a material impact on its business, operating results, financial condition or cash flows as of and for the nine months ended September 30, 2023 and 2022.

The future impact of the outbreak is highly uncertain and cannot be predicted, and the Company cannot provide any assurance that the outbreak will not have a material adverse impact on the Company’s operations or future results or filings with regulatory health authorities. The extent of the impact to the Company, if any, will depend on future developments, including actions taken to contain the coronavirus.

Emergent BioSolutions Legal Proceedings

In July 2020, the Company filed a demand for arbitration against Emergent BioSolutions, Inc. and certain of its subsidiaries (collectively, “Emergent”) with the American Arbitration Association in Mercer County, New Jersey. The Company alleges in the arbitration various breaches of contracts and warranties as well as acts of fraud. Emergent has answered that demand for arbitration denying the allegations and asserting affirmative defenses. The Company presented its case at an arbitration hearing over 12 days in January 2022. Following submission of post-hearing briefs, the arbitration panel heard closing oral arguments in April 2022 (see Part II, Item 1 – Legal Proceedings). The Company was seeking to recover damages in excess of $19 million from Emergent.

On July 6, 2022, the American Arbitration Association entered a final decision in connection with this arbitration.  Despite the arbitration panel ruling that Emergent had committed a number of breaches of the parties’ contracts, the panel did not award monetary damages to the Company. On September 30, 2022, the Company filed a petition to vacate the arbitration decision with the Delaware Court of Chancery, requesting that the Court vacate the arbitration decision and remand the matter to the arbitration panel for rehearing. After hearing oral arguments, the Court of Chancery granted summary judgment in favor of Emergent on July 17, 2023, thereby confirming the decision of the arbitration panel.

Note 10. Commitments and Contingencies

The Company has commitments of approximately $230,000 as of December 31, 2022 over the next five years for several licensing agreements with partners and universities. Additionally, the Company has collaboration and license agreements, which upon clinical or commercialization success, may require the payment of milestones of up to approximately $13.2 million, royalties on net sales of covered products ranging from 2% to 3%, sub-license income royalties on covered products up to 15% and sub-license global net sales royalties on covered products ranging from 1.5% to 2.5%, if and when achieved. However, there can be no assurance that clinical or commercialization success will occur.

The Company currently leases approximately 6,200 square feet of office space at 29 Emmons Drive, Suite B-10 in Princeton, New Jersey. This office space currently serves as the Company’s corporate headquarters, and both of the Company’s business segments (Specialized BioTherapeutics and Public Health Solutions), operate from this space. Pursuant to an amendment on June 21, 2022, the lease has been extended from November 2022 to October 2025. The current rent is approximately $11,108 per month and will remain so through October 2023. The rent for lease periods starting November 2023 and November 2024 is approximately $11,367 per month and $11,625 per month, respectively.

On September 3, 2014, the Company entered into an asset purchase agreement with Hy Biopharma, Inc. (“Hy Biopharma”) pursuant to which the Company acquired certain intangible assets, properties and rights of Hy Biopharma related to the development of Hy BioPharma’s synthetic hypericin product. As consideration for the assets acquired, the Company paid $275,000 in cash and issued 12,328 shares of common stock with a fair value based on the Company’s stock price on the date of grant of $3.75 million. These amounts were charged to research and development expense during the third quarter of 2014 as the assets will be used in the Company’s research and development activities and do not have alternative future use pursuant to generally accepted accounting principles in the U.S. In March 2020, the Company issued 130,413 fully vested shares of common stock to Hy Biopharma as payment for achieving a milestone: the Company determining the Phase 3 clinical trial of HyBryte™ to be successful in the treatment of CTCL. The number of shares of common stock issued to Hy Biopharma was calculated using an effective price of $38.34 per share, based upon a formula set forth in the purchase agreement.

Provided the sole remaining future success-oriented milestone of FDA approval is attained, the Company will be required to make an additional payment of $5.0 million, if and when achieved. Such payment will be payable in restricted securities of the Company provided such number of shares does not exceed 19.9% ownership of the Company’s outstanding stock. As of December 31, 2022, no other milestone or royalty payments have been paid or accrued.

In January 2020, the Company’s Board of Directors authorized the amendment of Dr. Schaber’s employment agreement to increase the number of shares of the Company’s common stock from 334 to 33,334 issuable to Dr. Schaber immediately prior to the completion of a transaction, or series or a combination of related transactions, negotiated by its Board of Directors whereby, directly or indirectly, a majority of its capital stock or a majority of its assets are transferred from the Company and/or its stockholders to a third party.

As a result of the above agreements, the Company has future contractual obligations over the next five years as follows:

	Research and	Property and
Year	Development	Other Leases	Total
2023	$46,000	$133,817	$179,817
2024	46,000	136,917	182,917
2025	46,000	116,250	162,250
2026	46,000	—	46,000
2027	46,000	—	46,000
Total	$230,000	$386,984	$616,984

Contingencies

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. A liability is only recorded if management determines that it is both probable and reasonably estimable.

COVID-19

Based on the current outbreak of SARS-CoV-2, the pathogen responsible for COVID-19, which has already had an impact on financial markets, there could be additional repercussions to the Company’s operating business, including but not limited to, the sourcing of materials for product candidates, manufacture of supplies for preclinical and/or clinical studies, delays in clinical operations, which may include the availability or the continued availability of patients for trials due to such things as quarantines, conduct of patient monitoring and clinical trial data retrieval at investigational study sites.

COVID-19 affected the Company’s operations but did not have a material impact on the Company’s business, operating results, financial condition or cash flows as of and for the year ended December 31, 2022.

The future impact of the outbreak is highly uncertain and cannot be predicted, and the Company cannot provide any assurance that the outbreak will not have a material adverse impact on the Company’s operations or future results or filings with regulatory health authorities. The extent of the impact to the Company, if any, will depend on future developments, including actions taken to contain the coronavirus.

Emergent BioSolutions Legal Proceedings

On July 1, 2020, the Company filed a demand for arbitration against Emergent BioSolutions, Inc. and certain of its subsidiaries (collectively, “Emergent”) with the American Arbitration Association in Mercer County, New Jersey. The Company alleges in the arbitration various breaches of contracts and warranties as well as acts of fraud. Emergent has answered that demand for arbitration denying the allegations and asserting affirmative defenses. The Company presented its case at an arbitration hearing over 12 days in January 2022. Following submission of post-hearing briefs, the arbitration panel heard closing oral arguments in April 2022. The Company sought to recover damages in excess of $19 million from Emergent.

On July 6, 2022, the American Arbitration Association entered a final decision in connection with this arbitration. Despite the arbitration panel ruling that Emergent had committed a number of breaches of the parties’ contracts, the panel did not award monetary damages to the Company. On September 30, 2022, the Company filed a petition to vacate the arbitration decision with the Delaware Court of Chancery, requesting that the Court vacate the arbitration decision and remand the matter to the arbitration panel for rehearing. The Company cannot offer any assurances as to any result of its challenge of the arbitration decision or that the Company will recover any damages from Emergent (see Part I, Item 3 – Legal Proceedings).

The Company has received invoices from Emergent related to the above matter. No accrual has been made for these invoices as management deems them invalid and not probable of being required to pay them based on the numerous breaches sited in the arbitration. These invoices total approximately $331,000.